Share based compensation - Share Options Activities (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure Of Share-Based Payment Arrangements [Abstract]
Number of share options outstanding, beginning balance (in shares) | shares	963,789	1,144,534
Number of share options granted (in shares) | shares	386,614	107,660
Number of share options exercised (in shares) | shares	(172,501)	(132,599)
Number of accrued dividend awards (in shares) | shares	12,258	12,572
Number of share options lapsed (in shares) | shares	(7,845)	(168,378)
Number of share options outstanding, ending balance (in shares) | shares	1,182,315	963,789
Weighted average exercise price of share options outstanding, beginning balance (in USD per share) | $	$ 8.51	$ 7.26
Weighted average exercise price of share options granted (in USD per share) | $	0.65	0.67
Weighted average exercise price of share options exercised (in USD per share) | $	(5.03)	(0.67)
Weighted average exercise price of accrued dividend awards (in USD per share) | $	0.65	0.67
Weighted average exercise price of share options lapsed (in USD per share) | $	(0.65)	(0.67)
Weighted average exercise price of share options outstanding, ending balance (in USD per share) | $	$ 6.42	$ 8.51